Intangible assets and goodwill - Reconciliation of carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of carrying amount of goodwill
Goodwill at beginning of period	$ 1,836	$ 1,501
Goodwill at end of period	1,836	1,836
Cost
Reconciliation of carrying amount of goodwill
Goodwill at beginning of period	1,836	1,501
Acquisition through business combination		46,950
Goodwill impairment		(46,947)
Translation reserve		332
Change	0
Goodwill at end of period	$ 1,836	$ 1,836